Vanguard ESG U.S.Stock ETF

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (2.6%)
	Linde plc	10,171	1,836
	DowDuPont Inc.	41,746	1,274
	Ecolab Inc.	4,691	864
	Air Products & Chemicals Inc.	4,023	819
	Dow Inc.	13,957	653
	Newmont Goldcorp Corp.	14,997	496
	LyondellBasell Industries NV Class A	5,707	424
	International Paper Co.	7,398	307
	Nucor Corp.	5,589	268
^	International Flavors & Fragrances Inc.	1,851	251
	Celanese Corp. Class A	2,353	223
	FMC Corp.	2,458	181
	CF Industries Holdings Inc.	4,198	169
	Eastman Chemical Co.	2,564	166
	Avery Dennison Corp.	1,564	163
	Mosaic Co.	6,416	138
	Albemarle Corp.	1,958	124
	RPM International Inc.	2,301	123
	Royal Gold Inc.	1,165	103
	Versum Materials Inc.	1,960	101
	Steel Dynamics Inc.	3,932	99
	Reliance Steel & Aluminum Co.	1,180	98
*	Axalta Coating Systems Ltd.	3,753	88
	Ashland Global Holdings Inc.	1,146	86
	WR Grace & Co.	1,173	83
*	Alcoa Corp.	3,360	71
	Huntsman Corp.	4,023	70
	Scotts Miracle-Gro Co.	709	64
	Minerals Technologies Inc.	1,205	63
*	Ingevity Corp.	686	60
	Balchem Corp.	609	55
	Sensient Technologies Corp.	810	55
*	Univar Inc.	2,689	54
	NewMarket Corp.	130	50
	Domtar Corp.	1,193	50
	Carpenter Technology Corp.	1,106	45
	Cleveland-Cliffs Inc.	4,988	43
	Quaker Chemical Corp.	230	42
*	Element Solutions Inc.	4,142	39
	HB Fuller Co.	982	39
	Commercial Metals Co.	2,805	37
	PolyOne Corp.	1,478	37
	United States Steel Corp.	3,059	36
	Cabot Corp.	880	35
	Compass Minerals International Inc.	668	34
	Westlake Chemical Corp.	585	34
	Orion Engineered Carbons SA	1,744	31
	Innospec Inc.	379	31
	Trinseo SA	816	30

* GCP Applied Technologies Inc.	1,123	29
Stepan Co.	328	28
Kaiser Aluminum Corp.	291	26
Neenah Inc.	371	21
* Ferro Corp.	1,491	20
US Silica Holdings Inc.	1,478	15
Rayonier Advanced Materials Inc.	2,344	15
* Constellium NV Class A	1,416	12
Tronox Holdings plc Class A	1,211	11
Schnitzer Steel Industries Inc.	531	11
* AdvanSix Inc.	450	11
* Kraton Corp.	369	9
Innophos Holdings Inc.	315	8
Hecla Mining Co.	5,676	7
* Coeur Mining Inc.	2,537	7
* AK Steel Holding Corp.	4,081	7
Nexa Resources SA	313	3
Tredegar Corp.	136	2
* Century Aluminum Co.	320	2
		10,486
Consumer Goods (8.0%)
Procter & Gamble Co.	45,733	4,706
Coca-Cola Co.	70,502	3,464
PepsiCo Inc.	26,067	3,337
NIKE Inc. Class B	22,704	1,751
Mondelez International Inc. Class A	26,278	1,336
Colgate-Palmolive Co.	15,745	1,096
Kimberly-Clark Corp.	6,305	806
Ford Motor Co.	72,089	686
Estee Lauder Cos. Inc. Class A	3,930	633
Activision Blizzard Inc.	13,849	601
General Mills Inc.	10,856	537
* Electronic Arts Inc.	5,518	514
VF Corp.	5,996	491
* Tesla Inc.	2,518	466
* Monster Beverage Corp.	7,262	449
Tyson Foods Inc. Class A	5,272	400
Archer-Daniels-Midland Co.	10,183	390
McCormick & Co. Inc.	2,305	360
Clorox Co.	2,324	346
Hershey Co.	2,590	342
Church & Dwight Co. Inc.	4,468	332
Aptiv plc	4,829	309
Kraft Heinz Co.	11,173	309
* Lululemon Athletica Inc.	1,723	285
DR Horton Inc.	6,319	270
Genuine Parts Co.	2,613	258
Lennar Corp. Class A	5,116	254
JM Smucker Co.	2,038	248
Kellogg Co.	4,649	244
Conagra Brands Inc.	8,613	231
* Take-Two Interactive Software Inc.	2,050	222
Hormel Foods Corp.	5,061	200
Hasbro Inc.	2,093	199
* Elanco Animal Health Inc.	5,837	183
Coca-Cola European Partners plc	3,231	179
Garmin Ltd.	2,100	161

Lamb Weston Holdings Inc.	2,659	158
Tapestry Inc.	5,268	150
* Mohawk Industries Inc.	1,108	150
* Wayfair Inc.	1,033	149
* LKQ Corp.	5,685	146
PulteGroup Inc.	4,492	139
Bunge Ltd.	2,581	135
BorgWarner Inc.	3,766	134
* US Foods Holding Corp.	3,854	133
* Middleby Corp.	1,014	132
Lear Corp.	1,091	130
* WABCO Holdings Inc.	979	128
Whirlpool Corp.	1,108	127
Fortune Brands Home & Security Inc.	2,530	122
* Post Holdings Inc.	1,144	120
Campbell Soup Co.	3,149	114
PVH Corp.	1,314	112
* Under Armour Inc. Class C	5,251	106
Gentex Corp.	4,947	106
Newell Brands Inc.	7,873	106
Ralph Lauren Corp. Class A	942	99
Keurig Dr Pepper Inc.	3,422	96
Hanesbrands Inc.	6,489	96
Harley-Davidson Inc.	2,922	96
Autoliv Inc.	1,523	94
Ingredion Inc.	1,231	94
Coty Inc. Class A	7,479	92
Toll Brothers Inc.	2,554	89
Leggett & Platt Inc.	2,430	86
* Herbalife Nutrition Ltd.	2,030	85
Polaris Industries Inc.	1,011	81
* Capri Holdings Ltd.	2,456	80
* Nomad Foods Ltd.	3,526	75
Flowers Foods Inc.	3,273	73
* Deckers Outdoor Corp.	477	73
Carter's Inc.	789	66
* Mattel Inc.	6,541	64
* Helen of Troy Ltd.	467	62
Brunswick Corp.	1,497	62
Valvoline Inc.	3,342	58
Goodyear Tire & Rubber Co.	4,340	58
* Darling Ingredients Inc.	2,929	55
* Tempur Sealy International Inc.	859	55
Columbia Sportswear Co.	581	54
Lancaster Colony Corp.	376	54
Sanderson Farms Inc.	371	51
* TreeHouse Foods Inc.	921	48
Steven Madden Ltd.	1,572	48
MDC Holdings Inc.	1,475	46
Wolverine World Wide Inc.	1,634	46
Nu Skin Enterprises Inc. Class A	960	45
* Under Armour Inc. Class A	1,949	44
* Fox Factory Holding Corp.	656	44
Thor Industries Inc.	831	43
* Dorman Products Inc.	523	43
Dana Inc.	2,887	42
Delphi Technologies plc	2,746	42

*	iRobot Corp.	473	41
	Medifast Inc.	307	40
*	Meritage Homes Corp.	776	39
*	Taylor Morrison Home Corp. Class A	1,908	38
	Spectrum Brands Holdings Inc.	712	38
*	Welbilt Inc.	2,393	37
*	Crocs Inc.	1,852	36
	J&J Snack Foods Corp.	220	35
	Knoll Inc.	1,768	35
	Herman Miller Inc.	955	34
	KB Home	1,314	33
^,* Veoneer Inc.		2,044	33
	LCI Industries	388	32
*	Avon Products Inc.	8,535	32
	WD-40 Co.	201	31
*	Visteon Corp.	655	29
*	TRI Pointe Group Inc.	2,322	29
	Adient plc	1,650	28
*	Hostess Brands Inc. Class A	2,043	27
*	Hain Celestial Group Inc.	1,319	27
*	Meritor Inc.	1,332	27
	La-Z-Boy Inc.	823	26
	Callaway Golf Co.	1,784	26
*	American Woodmark Corp.	355	26
	Calavo Growers Inc.	292	26
*	LGI Homes Inc.	374	26
	Oxford Industries Inc.	358	26
^	B&G Foods Inc.	1,160	25
	Steelcase Inc. Class A	1,555	25
	Fresh Del Monte Produce Inc.	990	25
*	Kontoor Brands Inc.	839	25
	Cooper Tire & Rubber Co.	885	24
	HNI Corp.	736	24
*	Gentherm Inc.	631	24
*	Edgewell Personal Care Co.	803	23
	Cal-Maine Foods Inc.	599	22
	Inter Parfums Inc.	340	22
	Coca-Cola Consolidated Inc.	67	20
*	Sleep Number Corp.	579	20
*	American Axle & Manufacturing Holdings Inc.	1,980	20
*	G-III Apparel Group Ltd.	710	18
	Acushnet Holdings Corp.	728	17
	Tupperware Brands Corp.	886	16
*	Cavco Industries Inc.	108	16
	Ethan Allen Interiors Inc.	703	15
*	Fitbit Inc. Class A	2,986	14
*	Central Garden & Pet Co. Class A	510	13
	Winnebago Industries Inc.	397	13
	Interface Inc. Class A	866	13
*	GoPro Inc. Class A	1,786	11
	Tootsie Roll Industries Inc.	276	10
*	USANA Health Sciences Inc.	147	10
*	Adecoagro SA	1,484	10
	ACCO Brands Corp.	1,340	10
	Andersons Inc.	346	9
*	Modine Manufacturing Co.	696	9
*	Cooper-Standard Holdings Inc.	228	9

National Beverage Corp.	171	8
Tenneco Inc. Class A	588	6
		33,014
Consumer Services (14.8%)
* Amazon.com Inc.	7,566	13,430
Walt Disney Co.	32,083	4,236
Home Depot Inc.	20,764	3,942
Comcast Corp. Class A	82,653	3,389
McDonald's Corp.	14,266	2,829
* Netflix Inc.	7,441	2,554
Costco Wholesale Corp.	8,024	1,922
Starbucks Corp.	22,203	1,689
* Booking Holdings Inc.	858	1,421
Lowe's Cos. Inc.	14,763	1,377
CVS Health Corp.	23,576	1,235
* Charter Communications Inc. Class A	3,120	1,176
TJX Cos. Inc.	22,905	1,152
Target Corp.	9,712	781
Walgreens Boots Alliance Inc.	14,936	737
Dollar General Corp.	4,910	625
Ross Stores Inc.	6,696	623
Sysco Corp.	8,614	593
eBay Inc.	15,956	573
* O'Reilly Automotive Inc.	1,422	528
* AutoZone Inc.	470	483
* Dollar Tree Inc.	4,307	438
McKesson Corp.	3,530	431
* MercadoLibre Inc.	733	418
Carnival Corp.	7,382	378
* Ulta Beauty Inc.	1,020	340
Kroger Co.	14,724	336
Omnicom Group Inc.	4,039	312
* Chipotle Mexican Grill Inc. Class A	459	303
CBS Corp. Class B	5,991	289
Darden Restaurants Inc.	2,288	266
Best Buy Co. Inc.	4,228	265
* Copart Inc.	3,647	261
Yum China Holdings Inc.	6,468	259
* CarMax Inc.	3,173	248
Expedia Group Inc.	2,129	245
* Liberty Global plc	9,867	239
AmerisourceBergen Corp. Class A	2,879	224
Tractor Supply Co.	2,213	223
* Norwegian Cruise Line Holdings Ltd.	3,934	215
Domino's Pizza Inc.	734	205
Tiffany & Co.	2,214	197
Advance Auto Parts Inc.	1,268	197
* Burlington Stores Inc.	1,214	190
Viacom Inc. Class B	6,454	187
FactSet Research Systems Inc.	669	186
* Discovery Communications Inc.	7,151	183
* Henry Schein Inc.	2,792	180
Delta Air Lines Inc.	3,249	167
Sirius XM Holdings Inc.	30,947	164
* Live Nation Entertainment Inc.	2,547	155
* DISH Network Corp. Class A	4,180	151
Interpublic Group of Cos. Inc.	7,066	150

Nielsen Holdings plc	6,582	150
Vail Resorts Inc.	694	149
Kohl's Corp.	3,011	149
Aramark	4,237	147
Altice USA Inc. Class A	6,001	141
Service Corp. International	3,191	140
KAR Auction Services Inc.	2,444	137
* ServiceMaster Global Holdings Inc.	2,517	136
* Five Below Inc.	1,019	131
* Etsy Inc.	2,061	128
* Liberty Media Corp-Liberty Formula One	3,394	127
* Planet Fitness Inc. Class A	1,619	124
* Trade Desk Inc. Class A	588	117
Southwest Airlines Co.	2,455	117
Macy's Inc.	5,341	110
Dunkin' Brands Group Inc.	1,399	104
* Grand Canyon Education Inc.	863	103
* GrubHub Inc.	1,569	102
Rollins Inc.	2,670	100
Sabre Corp.	4,784	97
* Madison Square Garden Co. Class A	323	96
* United Continental Holdings Inc.	1,223	95
H&R Block Inc.	3,503	92
L Brands Inc.	4,074	92
Wyndham Hotels & Resorts Inc.	1,670	89
Williams-Sonoma Inc.	1,469	86
* Liberty Global plc Class A	3,490	86
* Liberty Media Corp-Liberty SiriusXM Class C	2,374	86
Casey's General Stores Inc.	662	85
Tribune Media Co. Class A	1,804	84
* Ollie's Bargain Outlet Holdings Inc.	832	82
Cable One Inc.	73	82
Foot Locker Inc.	2,072	82
* Liberty Media Corp-Liberty SiriusXM Class A	2,187	79
Nexstar Media Group Inc. Class A	759	76
Gap Inc.	4,031	75
* Performance Food Group Co.	1,897	75
New York Times Co. Class A	2,327	74
Cinemark Holdings Inc.	1,893	72
Dolby Laboratories Inc. Class A	1,157	72
Nordstrom Inc.	2,191	69
* Chegg Inc.	1,820	68
Dine Brands Global Inc.	714	67
* LiveRamp Holdings Inc.	1,308	67
* Roku Inc.	743	67
Strategic Education Inc.	377	66
American Airlines Group Inc.	2,393	65
Sinclair Broadcast Group Inc. Class A	1,208	65
Aaron's Inc.	1,203	64
Texas Roadhouse Inc. Class A	1,231	63
* frontdoor Inc.	1,534	62
TEGNA Inc.	4,038	61
* Discovery Communications Inc. Class A	2,220	61
Wendy's Co.	3,285	60
Choice Hotels International Inc.	716	59
Marriott Vacations Worldwide Corp.	651	59
Extended Stay America Inc.	3,268	56

World Wrestling Entertainment Inc. Class A	755	55
Cracker Barrel Old Country Store Inc.	335	53
* BJ's Wholesale Club Holdings Inc.	2,094	52
Morningstar Inc.	368	52
Graham Holdings Co. Class B	75	51
* Adtalem Global Education Inc.	1,098	48
American Eagle Outfitters Inc.	2,754	48
Monro Inc.	592	47
Dick's Sporting Goods Inc.	1,346	46
* Sprouts Farmers Market Inc.	2,252	45
* Yelp Inc. Class A	1,443	44
* AutoNation Inc.	1,121	44
Bloomin' Brands Inc.	2,263	44
* AMC Networks Inc. Class A	810	43
Hillenbrand Inc.	1,122	42
Wingstop Inc.	523	42
* Rent-A-Center Inc.	1,730	41
* Liberty Expedia Holdings Inc. Class A	970	40
Lithia Motors Inc. Class A	348	40
BJ's Restaurants Inc.	936	39
Abercrombie & Fitch Co.	2,216	38
* Hilton Grand Vacations Inc.	1,473	37
Jack in the Box Inc.	447	37
John Wiley & Sons Inc. Class A	838	35
Dave & Buster's Entertainment Inc.	700	35
Viad Corp.	545	34
* SeaWorld Entertainment Inc.	1,051	34
Bed Bath & Beyond Inc.	2,598	33
Meredith Corp.	629	33
Cheesecake Factory Inc.	728	32
* Cargurus Inc.	900	31
* Shutterfly Inc.	638	30
* Urban Outfitters Inc.	1,342	30
Alaska Air Group Inc.	518	30
* Avis Budget Group Inc.	1,018	29
Office Depot Inc.	14,682	29
* Sally Beauty Holdings Inc.	1,850	28
* Shake Shack Inc. Class A	456	28
Core-Mark Holding Co. Inc.	756	28
* Liberty Latin America Ltd.	1,611	28
* National Vision Holdings Inc.	1,014	28
Penske Automotive Group Inc.	627	27
* JetBlue Airways Corp.	1,553	27
* Groupon Inc. Class A	7,555	27
* Asbury Automotive Group Inc.	356	26
* RH	310	26
Brinker International Inc.	687	26
Group 1 Automotive Inc.	355	26
Children's Place Inc.	276	26
Scholastic Corp.	766	25
* Cars.com Inc.	1,178	25
Lions Gate Entertainment Corp. Class B	1,751	24
SpartanNash Co.	2,082	24
* MSG Networks Inc.	1,118	24
* At Home Group Inc.	1,175	22
* IMAX Corp.	1,020	22
Designer Brands Inc. Class A	1,196	22

PriceSmart Inc.	437	21
* Laureate Education Inc. Class A	1,310	21
Big Lots Inc.	762	21
* Liberty Media Corp-Liberty Formula One Class A	554	20
* Simply Good Foods Co.	903	19
* Liberty Latin America Ltd. Class A	1,067	18
Lions Gate Entertainment Corp. Class A	1,226	18
Signet Jewelers Ltd.	923	17
Caleres Inc.	833	16
Papa John's International Inc.	298	14
International Speedway Corp. Class A	322	14
Allegiant Travel Co. Class A	101	14
* Sotheby's	415	14
* Weight Watchers International Inc.	807	14
Matthews International Corp. Class A	371	13
* TrueCar Inc.	1,804	12
* Genesco Inc.	260	12
* Regis Corp.	623	12
* Spirit Airlines Inc.	247	11
* MakeMyTrip Ltd.	473	11
* Herc Holdings Inc.	324	11
New Media Investment Group Inc.	1,188	11
Guess? Inc.	668	11
Gannett Co. Inc.	1,355	11
* Hertz Global Holdings Inc.	691	10
* Stamps.com Inc.	284	10
* Liberty TripAdvisor Holdings Inc. Class A	886	9
GameStop Corp. Class A	1,235	9
EW Scripps Co. Class A	610	9
Buckle Inc.	591	9
Dillard's Inc. Class A	154	9
Weis Markets Inc.	226	9
* Houghton Mifflin Harcourt Co.	1,459	8
Chico's FAS Inc.	1,902	6
Rite Aid Corp.	831	6
Tailored Brands Inc.	820	4
National CineMedia Inc.	644	4
* United Natural Foods Inc.	407	4
Speedway Motorsports Inc.	136	2
Hawaiian Holdings Inc.	69	2
* Diplomat Pharmacy Inc.	369	2
		60,995
Financials (20.3%)
JPMorgan Chase & Co.	60,861	6,449
Visa Inc. Class A	32,371	5,222
Bank of America Corp.	165,876	4,412
Mastercard Inc. Class A	16,699	4,200
Citigroup Inc.	43,645	2,713
American Tower Corp.	8,046	1,680
US Bancorp	27,918	1,402
American Express Co.	11,981	1,374
CME Group Inc.	6,487	1,246
Chubb Ltd.	8,387	1,225
Goldman Sachs Group Inc.	6,416	1,171
PNC Financial Services Group Inc.	8,417	1,071
Crown Castle International Corp.	7,607	989
S&P Global Inc.	4,581	980

Morgan Stanley	24,005	977
BlackRock Inc.	2,229	926
Simon Property Group Inc.	5,689	922
Charles Schwab Corp.	22,113	920
Marsh & McLennan Cos. Inc.	9,298	889
Intercontinental Exchange Inc.	10,333	849
Prologis Inc.	11,498	847
Progressive Corp.	10,634	843
American International Group Inc.	16,355	835
Aon plc	4,394	791
Equinix Inc.	1,528	742
Capital One Financial Corp.	8,432	724
Travelers Cos. Inc.	4,858	707
Prudential Financial Inc.	7,562	699
Bank of New York Mellon Corp.	16,342	698
Aflac Inc.	13,573	696
MetLife Inc.	14,944	691
BB&T Corp.	14,281	668
Public Storage	2,716	646
Allstate Corp.	6,049	578
Moody's Corp.	3,065	561
Welltower Inc.	6,870	558
AvalonBay Communities Inc.	2,532	514
Equity Residential	6,590	505
SunTrust Banks Inc.	8,283	497
Synchrony Financial	13,267	446
Digital Realty Trust Inc.	3,774	444
Discover Financial Services	5,947	443
* SBA Communications Corp. Class A	2,042	442
T. Rowe Price Group Inc.	4,298	435
Ventas Inc.	6,480	417
M&T Bank Corp.	2,569	410
* IHS Markit Ltd.	7,062	405
State Street Corp.	6,952	384
Realty Income Corp.	5,378	377
Fifth Third Bancorp	14,194	376
Boston Properties Inc.	2,834	371
Hartford Financial Services Group Inc.	6,607	348
Ameriprise Financial Inc.	2,494	345
MSCI Inc. Class A	1,509	332
Northern Trust Corp.	3,658	313
Alexandria Real Estate Equities Inc.	2,082	305
KeyCorp	19,023	304
First Republic Bank	3,011	292
Citizens Financial Group Inc.	8,657	282
HCP Inc.	8,754	278
Arthur J Gallagher & Co.	3,238	273
Cincinnati Financial Corp.	2,761	271
* CBRE Group Inc. Class A	5,789	265
* Markel Corp.	249	264
Principal Financial Group Inc.	5,036	260
Regions Financial Corp.	18,566	257
TD Ameritrade Holding Corp.	5,073	252
WP Carey Inc.	2,921	242
Host Hotels & Resorts Inc.	13,364	242
Huntington Bancshares Inc.	18,687	236
* Arch Capital Group Ltd.	6,845	236

Mid-America Apartment Communities Inc.	2,055	235
Lincoln National Corp.	3,876	230
UDR Inc.	5,020	225
Annaly Capital Management Inc.	25,216	222
Ally Financial Inc.	7,488	216
Vornado Realty Trust	3,159	209
E*TRADE Financial Corp.	4,493	201
Comerica Inc.	2,900	200
Sun Communities Inc.	1,571	198
MarketAxess Holdings Inc.	663	197
Nasdaq Inc.	2,167	196
* SVB Financial Group	962	194
Equity LifeStyle Properties Inc.	1,582	192
Duke Realty Corp.	6,386	192
Raymond James Financial Inc.	2,272	188
Reinsurance Group of America Inc. Class A	1,261	187
Fidelity National Financial Inc.	4,801	185
Invitation Homes Inc.	7,024	180
Regency Centers Corp.	2,726	180
Everest Re Group Ltd.	719	178
* Alleghany Corp.	260	172
Camden Property Trust	1,668	172
Franklin Resources Inc.	5,384	171
AGNC Investment Corp.	10,015	164
Torchmark Corp.	1,904	163
WR Berkley Corp.	2,522	157
Western Union Co.	7,969	155
Iron Mountain Inc.	5,002	153
VEREIT Inc.	17,116	152
* Black Knight Inc.	2,628	149
Zions Bancorp NA	3,400	146
Apartment Investment & Management Co.	2,809	140
Invesco Ltd.	7,096	139
Voya Financial Inc.	2,691	137
American Financial Group Inc.	1,378	135
Brown & Brown Inc.	4,249	134
Omega Healthcare Investors Inc.	3,751	134
Kilroy Realty Corp.	1,800	133
RenaissanceRe Holdings Ltd.	755	132
Kimco Realty Corp.	7,321	127
Liberty Property Trust	2,676	127
SL Green Realty Corp.	1,449	125
LPL Financial Holdings Inc.	1,514	121
Unum Group	3,765	119
Lamar Advertising Co. Class A	1,484	116
STORE Capital Corp.	3,336	114
Douglas Emmett Inc.	2,800	113
Old Republic International Corp.	5,101	112
* Athene Holding Ltd. Class A	2,759	112
SEI Investments Co.	2,220	112
East West Bancorp Inc.	2,598	111
CyrusOne Inc.	1,850	109
Healthcare Trust of America Inc. Class A	3,762	108
Signature Bank	939	108
Starwood Property Trust Inc.	4,847	107
Assurant Inc.	1,067	107
People's United Financial Inc.	6,876	106

*	GCI Liberty Inc. Class A	1,818	106
	CubeSmart	3,116	105
	EPR Properties	1,337	104
	Jones Lang LaSalle Inc.	819	102
	First American Financial Corp.	1,973	102
	Commerce Bancshares Inc.	1,763	101
^,* Zillow Group Inc.		2,230	96
	Park Hotels & Resorts Inc.	3,468	96
	Primerica Inc.	801	92
	Cullen/Frost Bankers Inc.	991	90
	Popular Inc.	1,728	90
	Hudson Pacific Properties Inc.	2,679	90
	Hanover Insurance Group Inc.	732	89
	Jefferies Financial Group Inc.	5,001	88
	Macerich Co.	2,405	87
	Brixmor Property Group Inc.	5,068	87
*	Essent Group Ltd.	1,849	87
	Axis Capital Holdings Ltd.	1,432	85
*	MGIC Investment Corp.	6,272	85
	New York Community Bancorp Inc.	8,524	85
	Synovus Financial Corp.	2,644	85
	Radian Group Inc.	3,654	82
	Healthcare Realty Trust Inc.	2,541	82
	Americold Realty Trust	2,617	82
	CIT Group Inc.	1,717	82
	AXA Equitable Holdings Inc.	3,956	81
	Kemper Corp.	966	80
	JBG SMITH Properties	2,021	80
	Highwoods Properties Inc.	1,807	79
	First Industrial Realty Trust Inc.	2,233	78
	CoreSite Realty Corp.	664	78
	Selective Insurance Group Inc.	1,066	76
	Prosperity Bancshares Inc.	1,177	76
	Janus Henderson Group plc	3,750	76
	SLM Corp.	7,987	76
	International Bancshares Corp.	2,075	76
	Blackstone Mortgage Trust Inc. Class A	2,134	75
	Eaton Vance Corp.	1,968	75
	Sterling Bancorp	3,893	75
	PS Business Parks Inc.	462	74
	Affiliated Managers Group Inc.	885	74
*	Brighthouse Financial Inc.	2,084	74
	Assured Guaranty Ltd.	1,772	72
	First Citizens BancShares Inc. Class A	172	72
	First Horizon National Corp.	5,358	72
	FirstCash Inc.	752	71
*	Western Alliance Bancorp	1,711	70
	Webster Financial Corp.	1,586	70
*	Howard Hughes Corp.	682	70
	United Bankshares Inc.	1,953	70
	First Financial Bankshares Inc.	1,229	70
	Cousins Properties Inc.	7,657	69
	Equity Commonwealth	2,112	69
	Stifel Financial Corp.	1,282	69
	National Health Investors Inc.	867	68
	Weingarten Realty Investors	2,395	68
	Rexford Industrial Realty Inc.	1,778	67

IBERIABANK Corp.	932	67
Bank of Hawaii Corp.	878	66
EastGroup Properties Inc.	592	66
Community Bank System Inc.	1,058	65
Pebblebrook Hotel Trust	2,332	65
Weyerhaeuser Co.	2,808	64
Navient Corp.	4,851	63
Two Harbors Investment Corp.	5,174	63
Sabra Health Care REIT Inc.	3,264	63
Lazard Ltd. Class A	1,999	62
Rayonier Inc.	2,198	62
Hancock Whitney Corp.	1,627	62
Outfront Media Inc.	2,494	61
Umpqua Holdings Corp.	3,845	61
RLI Corp.	706	61
Ryman Hospitality Properties Inc.	757	61
Fulton Financial Corp.	3,827	60
^ Piedmont Office Realty Trust Inc. Class A	2,929	60
Four Corners Property Trust Inc.	2,059	59
Employers Holdings Inc.	1,423	59
Bank OZK	2,038	59
Associated Banc-Corp	2,962	59
Chimera Investment Corp.	3,212	59
Washington REIT	2,178	58
Legg Mason Inc.	1,624	58
Corporate Office Properties Trust	2,075	58
Physicians Realty Trust	3,097	57
BankUnited Inc.	1,743	57
Wintrust Financial Corp.	830	56
Brandywine Realty Trust	3,713	56
Terreno Realty Corp.	1,223	56
Sunstone Hotel Investors Inc.	4,156	56
Home BancShares Inc.	3,126	55
Columbia Banking System Inc.	1,642	55
MFA Financial Inc.	7,770	55
Bank of NT Butterfield & Son Ltd.	1,654	55
South State Corp.	820	54
RLJ Lodging Trust	3,136	54
TCF Financial Corp.	2,807	54
* LendingTree Inc.	142	53
OneMain Holdings Inc.	1,786	53
BancorpSouth Bank	1,969	53
Evercore Inc. Class A	685	53
White Mountains Insurance Group Ltd.	54	53
Retail Properties of America Inc.	4,407	52
Atlantic Union Bankshares Corp.	1,609	52
Federated Investors Inc. Class B	1,695	52
Kennedy-Wilson Holdings Inc.	2,457	51
Chemical Financial Corp.	1,328	50
Old National Bancorp	3,105	50
Santander Consumer USA Holdings Inc.	2,197	49
First Midwest Bancorp Inc.	2,488	49
Investors Bancorp Inc.	4,651	48
Glacier Bancorp Inc.	1,227	48
Colony Capital Inc.	9,293	48
Loews Corp.	936	48
* Texas Capital Bancshares Inc.	827	47

CNO Financial Group Inc.	3,014	47
STAG Industrial Inc.	1,621	47
Washington Federal Inc.	1,468	46
CenterState Bank Corp.	2,113	46
Virtus Investment Partners Inc.	455	46
Valley National Bancorp	4,675	46
Xenia Hotels & Resorts Inc.	2,180	46
Towne Bank	1,796	46
Cathay General Bancorp	1,352	45
Taubman Centers Inc.	1,011	45
Independent Bank Corp.	640	44
First Financial Bancorp	1,983	44
Apollo Commercial Real Estate Finance Inc.	2,389	44
Simmons First National Corp. Class A	1,925	44
WesBanco Inc.	1,234	44
Argo Group International Holdings Ltd.	618	44
UMB Financial Corp.	699	43
American Equity Investment Life Holding Co.	1,514	43
Nelnet Inc. Class A	706	42
First Merchants Corp.	1,257	42
Acadia Realty Trust	1,509	41
ProAssurance Corp.	1,088	41
* Zillow Group Inc. Class A	959	41
DiamondRock Hospitality Co.	3,993	40
PotlatchDeltic Corp.	1,168	39
Urban Edge Properties	2,271	39
Great Western Bancorp Inc.	1,244	39
Hilltop Holdings Inc.	1,896	38
Walker & Dunlop Inc.	747	38
Brookfield Property REIT Inc. Class A	2,030	37
* Green Dot Corp. Class A	806	37
Columbia Property Trust Inc.	1,712	37
QTS Realty Trust Inc. Class A	789	36
United Community Banks Inc.	1,371	36
Senior Housing Properties Trust	4,589	36
* Enstar Group Ltd.	217	36
Trustmark Corp.	1,118	36
Banner Corp.	699	35
Agree Realty Corp.	526	35
CareTrust REIT Inc.	1,431	35
State Auto Financial Corp.	1,003	34
Chesapeake Lodging Trust	1,190	34
Lexington Realty Trust	3,679	34
Retail Opportunity Investments Corp.	1,970	33
WSFS Financial Corp.	825	33
Mack-Cali Realty Corp.	1,430	33
First Commonwealth Financial Corp.	2,569	32
Safety Insurance Group Inc.	351	32
First BanCorp	3,157	31
SITE Centers Corp.	2,416	31
Capitol Federal Financial Inc.	2,298	31
LTC Properties Inc.	678	30
LegacyTexas Financial Group Inc.	827	30
Horace Mann Educators Corp.	734	30
Mercury General Corp.	510	29
Kearny Financial Corp.	2,183	29
* Cannae Holdings Inc.	1,139	29

American Assets Trust Inc.	627	28
Uniti Group Inc.	2,842	27
Invesco Mortgage Capital Inc.	1,773	27
CVB Financial Corp.	1,295	27
Moelis & Co. Class A	836	27
* Axos Financial Inc.	968	26
HFF Inc. Class A	607	26
Pacific Premier Bancorp Inc.	926	26
National General Holdings Corp.	1,153	26
Alexander & Baldwin Inc.	1,129	26
Berkshire Hills Bancorp Inc.	892	26
National Storage Affiliates Trust	871	26
Eagle Bancorp Inc.	485	26
PennyMac Mortgage Investment Trust	1,235	26
City Holding Co.	350	26
Global Net Lease Inc.	1,382	25
* PRA Group Inc.	881	24
Waddell & Reed Financial Inc. Class A	1,498	24
Tanger Factory Outlet Centers Inc.	1,384	23
Flagstar Bancorp Inc.	743	23
* Genworth Financial Inc. Class A	7,985	23
BGC Partners Inc. Class A	4,867	23
Redwood Trust Inc.	1,426	23
Office Properties Income Trust	917	22
Cohen & Steers Inc.	428	22
Clearway Energy Inc.	1,456	22
Artisan Partners Asset Management Inc. Class A	903	21
Universal Health Realty Income Trust	256	21
BancFirst Corp.	393	21
* Redfin Corp.	1,294	20
Ladder Capital Corp. Class A	1,257	20
ARMOUR Residential REIT Inc.	1,147	20
NBT Bancorp Inc.	551	20
Sandy Spring Bancorp Inc.	614	20
Independent Bank Group Inc.	381	20
Provident Financial Services Inc.	803	19
Renasant Corp.	556	19
Hope Bancorp Inc.	1,448	19
Washington Trust Bancorp Inc.	374	18
RMR Group Inc. Class A	377	18
Northwest Bancshares Inc.	1,081	18
Getty Realty Corp.	583	18
Westamerica Bancorporation	295	18
Ameris Bancorp	496	18
FGL Holdings	2,150	17
ServisFirst Bancshares Inc.	540	17
Kite Realty Group Trust	1,113	17
Hersha Hospitality Trust Class A	958	16
CNA Financial Corp.	361	16
Realogy Holdings Corp.	2,174	15
S&T Bancorp Inc.	408	15
Summit Hotel Properties Inc.	1,285	15
Alexander's Inc.	39	14
Piper Jaffray Cos.	200	14
United Fire Group Inc.	299	14
* Cushman & Wakefield plc	828	14
Heartland Financial USA Inc.	337	14

* Encore Capital Group Inc.	390	13
Flushing Financial Corp.	635	13
* St. Joe Co.	838	13
Brookline Bancorp Inc.	909	13
* LendingClub Corp.	4,305	13
iStar Inc.	1,128	12
Retail Value Inc.	375	12
* MBIA Inc.	1,275	11
Franklin Street Properties Corp.	1,544	11
Front Yard Residential Corp.	938	11
* Third Point Reinsurance Ltd.	1,055	11
Capstead Mortgage Corp.	1,350	11
* Columbia Financial Inc.	696	11
BrightSphere Investment Group plc	985	11
Boston Private Financial Holdings Inc.	1,032	11
NorthStar Realty Europe Corp.	638	11
Stock Yards Bancorp Inc.	301	10
WisdomTree Investments Inc.	1,669	10
Investors Real Estate Trust	173	10
Washington Prime Group Inc.	2,354	10
RPT Realty	787	10
Saul Centers Inc.	178	10
FBL Financial Group Inc. Class A	155	10
TrustCo Bank Corp.	1,284	9
Oritani Financial Corp.	590	9
Dime Community Bancshares Inc.	507	9
* Marcus & Millichap Inc.	290	9
1st Source Corp.	200	9
CorePoint Lodging Inc.	709	9
Community Trust Bancorp Inc.	215	9
Urstadt Biddle Properties Inc. Class A	387	8
TFS Financial Corp.	474	8
First Financial Corp.	201	8
Clearway Energy Inc. Class A	443	6
Greenhill & Co. Inc.	155	2
Republic Bancorp Inc. Class A	49	2
		83,453
Health Care (13.7%)
Pfizer Inc.	105,367	4,375
UnitedHealth Group Inc.	17,570	4,248
Merck & Co. Inc.	47,883	3,793
Abbott Laboratories	31,411	2,391
Medtronic plc	24,926	2,308
AbbVie Inc.	27,883	2,139
Thermo Fisher Scientific Inc.	7,363	1,966
Amgen Inc.	11,585	1,931
Eli Lilly & Co.	16,242	1,883
Gilead Sciences Inc.	23,400	1,457
Bristol-Myers Squibb Co.	30,110	1,366
Anthem Inc.	4,777	1,328
* Celgene Corp.	12,877	1,208
Stryker Corp.	6,266	1,148
Becton Dickinson and Co.	4,872	1,137
Cigna Corp.	6,834	1,012
* Boston Scientific Corp.	25,348	974
* Intuitive Surgical Inc.	2,088	971
Zoetis Inc.	8,933	903

* Illumina Inc.	2,700	829
* Biogen Inc.	3,615	793
* Vertex Pharmaceuticals Inc.	4,676	777
Allergan plc	6,241	761
Baxter International Inc.	9,215	677
* Edwards Lifesciences Corp.	3,867	660
Humana Inc.	2,486	609
HCA Healthcare Inc.	5,021	607
* Regeneron Pharmaceuticals Inc.	1,483	447
* Alexion Pharmaceuticals Inc.	3,881	441
* IQVIA Holdings Inc.	3,182	432
Zimmer Biomet Holdings Inc.	3,760	428
* Centene Corp.	7,241	418
* Align Technology Inc.	1,465	417
* IDEXX Laboratories Inc.	1,568	392
ResMed Inc.	2,610	298
* Laboratory Corp. of America Holdings	1,802	293
* BioMarin Pharmaceutical Inc.	3,253	268
Cooper Cos. Inc.	887	264
* Incyte Corp.	3,236	254
* WellCare Health Plans Inc.	908	251
Teleflex Inc.	847	244
Quest Diagnostics Inc.	2,459	236
Cardinal Health Inc.	5,487	231
* Exact Sciences Corp.	2,183	226
Dentsply Sirona Inc.	4,076	220
* Hologic Inc.	4,888	215
* Varian Medical Systems Inc.	1,639	207
STERIS plc	1,538	206
* ABIOMED Inc.	775	203
* DexCom Inc.	1,563	190
Universal Health Services Inc. Class B	1,530	183
* Mylan NV	9,369	157
* Molina Healthcare Inc.	1,105	157
West Pharmaceutical Services Inc.	1,340	154
* Sage Therapeutics Inc.	857	147
* Ionis Pharmaceuticals Inc.	2,212	145
* Neurocrine Biosciences Inc.	1,682	143
* ICON plc	1,005	142
* Sarepta Therapeutics Inc.	1,249	142
Bio-Techne Corp.	685	136
* Jazz Pharmaceuticals plc	1,062	133
* Seattle Genetics Inc.	1,938	126
* Catalent Inc.	2,743	125
* Spark Therapeutics Inc.	1,116	122
* Bluebird Bio Inc.	1,014	122
* Insulet Corp.	1,081	119
* Alnylam Pharmaceuticals Inc.	1,725	116
Hill-Rom Holdings Inc.	1,200	115
* Array BioPharma Inc.	4,164	110
* Bio-Rad Laboratories Inc. Class A	383	110
* Masimo Corp.	833	109
* Charles River Laboratories International Inc.	844	106
* Exelixis Inc.	5,265	103
Encompass Health Corp.	1,750	103
* DaVita Inc.	2,290	99
Perrigo Co. plc	2,288	96

* PRA Health Sciences Inc.	1,101	95
Chemed Corp.	284	93
* Haemonetics Corp.	936	91
* Penumbra Inc.	566	81
* Horizon Therapeutics plc	3,239	77
* Teladoc Health Inc.	1,272	74
* Novocure Ltd.	1,388	74
Bruker Corp.	1,707	71
* United Therapeutics Corp.	802	67
* ICU Medical Inc.	307	65
* Insmed Inc.	2,683	65
* HealthEquity Inc.	980	64
* Wright Medical Group NV	2,082	64
* LivaNova plc	882	63
* Tandem Diabetes Care Inc.	923	63
* Alkermes plc	2,813	61
CONMED Corp.	740	60
* Blueprint Medicines Corp.	783	59
* NuVasive Inc.	1,007	58
* Integra LifeSciences Holdings Corp.	1,226	57
* LHC Group Inc.	500	57
* Ultragenyx Pharmaceutical Inc.	1,023	56
* Amedisys Inc.	491	55
* Globus Medical Inc.	1,397	55
* Global Blood Therapeutics Inc.	900	55
* Omnicell Inc.	687	55
* Acadia Healthcare Co. Inc.	1,585	51
* ACADIA Pharmaceuticals Inc.	2,121	51
* Neogen Corp.	900	51
* CorVel Corp.	679	50
* FibroGen Inc.	1,358	49
Ensign Group Inc.	916	49
Cantel Medical Corp.	698	48
* Merit Medical Systems Inc.	904	47
Healthcare Services Group Inc.	1,414	45
* Syneos Health Inc.	1,067	44
* HMS Holdings Corp.	1,435	44
* Agios Pharmaceuticals Inc.	907	42
* MEDNAX Inc.	1,655	41
* Ironwood Pharmaceuticals Inc. Class A	3,695	40
* Repligen Corp.	577	40
* Arena Pharmaceuticals Inc.	751	40
* Medicines Co.	1,089	39
* Amicus Therapeutics Inc.	3,147	35
* Quidel Corp.	635	35
* Ligand Pharmaceuticals Inc.	322	35
* Glaukos Corp.	536	35
* Acceleron Pharma Inc.	852	34
* WageWorks Inc.	678	34
* Emergent BioSolutions Inc.	840	34
* PTC Therapeutics Inc.	812	33
* Pacira BioSciences Inc.	698	30
* Intercept Pharmaceuticals Inc.	366	30
* Enanta Pharmaceuticals Inc.	333	30
* Myriad Genetics Inc.	1,210	30
* Biohaven Pharmaceutical Holding Co. Ltd.	526	30
* Avanos Medical Inc.	783	29

*	Immunomedics Inc.	2,256	29
*	AnaptysBio Inc.	403	29
*	Magellan Health Inc.	444	29
*	Halozyme Therapeutics Inc.	1,937	29
*	Tivity Health Inc.	1,543	28
	Patterson Cos. Inc.	1,336	28
*	Editas Medicine Inc.	1,365	28
*	Nevro Corp.	474	28
*	Portola Pharmaceuticals Inc.	984	27
*	iRhythm Technologies Inc.	400	27
*	Prestige Consumer Healthcare Inc.	935	27
*	Select Medical Holdings Corp.	1,923	27
*	Supernus Pharmaceuticals Inc.	885	27
*	Xencor Inc.	855	26
*	REGENXBIO Inc.	609	26
*	MyoKardia Inc.	553	26
*	Cambrex Corp.	640	25
*	Tenet Healthcare Corp.	1,244	25
*	BioTelemetry Inc.	494	24
*	Brookdale Senior Living Inc.	3,707	23
*	Genomic Health Inc.	417	22
*	Aerie Pharmaceuticals Inc.	588	21
*	Varex Imaging Corp.	789	21
*	Corcept Therapeutics Inc.	2,123	21
	Luminex Corp.	982	21
*	Heron Therapeutics Inc.	1,200	20
*	Nektar Therapeutics Class A	648	20
*	Spectrum Pharmaceuticals Inc.	2,731	20
*	Medpace Holdings Inc.	367	20
*	Zogenix Inc.	517	19
*	Inogen Inc.	287	18
*	Endo International plc	3,714	18
*	Momenta Pharmaceuticals Inc.	1,551	18
*	Atara Biotherapeutics Inc.	788	17
*	Radius Health Inc.	837	17
*	Denali Therapeutics Inc.	888	17
*	OPKO Health Inc.	9,006	16
*	Esperion Therapeutics Inc.	287	14
*	Innoviva Inc.	921	13
*	Axogen Inc.	596	12
*	Mallinckrodt plc	1,430	12
*	Orthofix Medical Inc.	247	12
	Taro Pharmaceutical Industries Ltd.	129	12
*	Natus Medical Inc.	450	11
*	Eagle Pharmaceuticals Inc.	212	11
*	Alder Biopharmaceuticals Inc.	982	11
*	Aimmune Therapeutics Inc.	538	11
*	Intra-Cellular Therapies Inc.	733	10
*	Theravance Biopharma Inc.	535	9
*	Madrigal Pharmaceuticals Inc.	92	8
*	Clovis Oncology Inc.	554	8
*	Amneal Pharmaceuticals Inc.	1,079	8
^,* TherapeuticsMD Inc.		2,456	8
	Meridian Bioscience Inc.	643	7
*	Acorda Therapeutics Inc.	730	7
*	Puma Biotechnology Inc.	410	6
*	Intrexon Corp.	1,226	6

* Cyclerion Therapeutics Inc.	204	3
* Lexicon Pharmaceuticals Inc.	123	1
		56,376
Industrials (10.6%)
* PayPal Holdings Inc.	21,579	2,368
Union Pacific Corp.	13,313	2,220
Accenture plc Class A	11,814	2,104
Danaher Corp.	11,533	1,522
Automatic Data Processing Inc.	8,034	1,286
Caterpillar Inc.	10,564	1,266
United Parcel Service Inc. Class B	12,697	1,180
CSX Corp.	14,334	1,067
Norfolk Southern Corp.	4,949	966
Waste Management Inc.	7,851	858
Illinois Tool Works Inc.	6,128	856
Deere & Co.	5,888	825
Fidelity National Information Services Inc.	6,005	722
FedEx Corp.	4,507	695
* Worldpay Inc. Class A	5,502	669
^ Johnson Controls International plc	16,865	650
Sherwin-Williams Co.	1,530	642
* Fiserv Inc.	7,317	628
Ingersoll-Rand plc	4,521	535
Global Payments Inc.	2,942	453
Verisk Analytics Inc. Class A	2,992	419
Cummins Inc.	2,777	419
Fortive Corp.	5,457	416
PACCAR Inc.	6,299	415
Willis Towers Watson plc	2,354	413
Total System Services Inc.	3,238	400
* FleetCor Technologies Inc.	1,549	400
Agilent Technologies Inc.	5,843	392
Ball Corp.	6,169	379
Stanley Black & Decker Inc.	2,784	354
Republic Services Inc. Class A	4,058	343
* CoStar Group Inc.	661	337
Rockwell Automation Inc.	2,225	331
* Square Inc.	5,303	329
* Mettler-Toledo International Inc.	452	327
Fastenal Co.	10,664	326
Vulcan Materials Co.	2,435	304
* Waters Corp.	1,392	279
Broadridge Financial Solutions Inc.	2,113	264
* Keysight Technologies Inc.	3,426	257
* First Data Corp. Class A	10,041	255
Martin Marietta Materials Inc.	1,159	244
Dover Corp.	2,724	244
Xylem Inc.	3,251	241
Expeditors International of Washington Inc.	3,201	223
TransUnion	3,323	218
IDEX Corp.	1,385	211
WW Grainger Inc.	806	211
Kansas City Southern	1,833	208
CH Robinson Worldwide Inc.	2,484	198
Jack Henry & Associates Inc.	1,446	190
Masco Corp.	5,344	187
* Trimble Inc.	4,625	185

	Arconic Inc.	8,047	176
	Allegion plc	1,792	174
	Lennox International Inc.	657	174
	PerkinElmer Inc.	1,996	172
	Wabtec Corp.	2,718	170
*	Zebra Technologies Corp.	961	165
	Booz Allen Hamilton Holding Corp. Class A	2,570	162
	Old Dominion Freight Line Inc.	1,206	160
	Spirit AeroSystems Holdings Inc. Class A	1,944	158
	Snap-on Inc.	1,008	157
*	Fair Isaac Corp.	524	155
	Westrock Co.	4,703	153
	Packaging Corp. of America	1,672	149
	Carlisle Cos. Inc.	1,066	142
*	WEX Inc.	745	141
*	Crown Holdings Inc.	2,462	136
	Graco Inc.	2,888	136
*	Euronet Worldwide Inc.	870	135
	Nordson Corp.	1,060	133
	HEICO Corp. Class A	1,343	132
*	HD Supply Holdings Inc.	3,153	131
	JB Hunt Transport Services Inc.	1,526	130
	AptarGroup Inc.	1,126	128
*	Sensata Technologies Holding plc	2,987	128
	FLIR Systems Inc.	2,571	124
	Sealed Air Corp.	2,959	124
	Toro Co.	1,872	122
	Cognex Corp.	2,998	122
^,* XPO Logistics Inc.		2,324	121
	Robert Half International Inc.	2,249	121
	Alliance Data Systems Corp.	840	115
	Universal Display Corp.	786	115
*	Berry Global Group Inc.	2,413	113
	Sonoco Products Co.	1,835	113
	Donaldson Co. Inc.	2,371	112
	Woodward Inc.	1,021	111
	Xerox Corp.	3,633	111
	Hexcel Corp.	1,515	110
	Genpact Ltd.	3,012	109
	AO Smith Corp.	2,636	107
*	Genesee & Wyoming Inc. Class A	1,080	103
	Owens Corning	2,066	100
*	Shopify Inc. Class A	360	99
*	Arrow Electronics Inc.	1,564	98
	Quanta Services Inc.	2,793	97
	Bemis Co. Inc.	1,661	97
	ManpowerGroup Inc.	1,118	96
	Acuity Brands Inc.	765	95
	Watsco Inc.	585	92
*	Pagseguro Digital Ltd. Class A	2,850	91
*	Flex Ltd.	9,794	88
	AGCO Corp.	1,241	83
	Avnet Inc.	1,991	81
	MAXIMUS Inc.	1,141	81
	HEICO Corp.	647	79
*	Kirby Corp.	1,013	78
	National Instruments Corp.	1,997	77

Insperity Inc.	659	75
Graphic Packaging Holding Co.	5,745	75
* Stericycle Inc.	1,589	74
Littelfuse Inc.	439	72
* Axon Enterprise Inc.	1,067	71
Brink's Co.	902	69
Jabil Inc.	2,713	67
* Mercury Systems Inc.	963	66
* Generac Holdings Inc.	1,199	66
Eagle Materials Inc.	767	66
MSA Safety Inc.	631	63
nVent Electric plc	2,718	63
* RBC Bearings Inc.	436	62
Air Lease Corp. Class A	1,689	61
* Trex Co. Inc.	1,000	60
* Clean Harbors Inc.	918	59
* Paylocity Holding Corp.	574	58
Macquarie Infrastructure Corp.	1,411	56
* FTI Consulting Inc.	660	55
* SiteOne Landscape Supply Inc.	853	55
* MasTec Inc.	1,180	55
* CoreLogic Inc.	1,389	54
Regal Beloit Corp.	740	54
John Bean Technologies Corp.	523	54
MSC Industrial Direct Co. Inc. Class A	758	54
Louisiana-Pacific Corp.	2,338	53
UniFirst Corp.	333	53
* Rexnord Corp.	2,003	53
* TopBuild Corp.	660	52
* TriNet Group Inc.	817	52
* Rogers Corp.	371	51
Ryder System Inc.	1,004	51
Scorpio Tankers Inc.	1,909	50
Simpson Manufacturing Co. Inc.	812	49
* Novanta Inc.	616	49
Terex Corp.	1,794	48
* Proto Labs Inc.	473	47
Valmont Industries Inc.	412	47
Trinity Industries Inc.	2,417	47
* Beacon Roofing Supply Inc.	1,347	47
GATX Corp.	665	46
* ASGN Inc.	907	46
Korn Ferry	1,059	46
Owens-Illinois Inc.	2,815	45
* Coherent Inc.	401	44
* WESCO International Inc.	939	44
Watts Water Technologies Inc. Class A	530	43
* AMN Healthcare Services Inc.	853	41
Applied Industrial Technologies Inc.	757	41
Otter Tail Corp.	823	41
* OSI Systems Inc.	374	39
* Advanced Disposal Services Inc.	1,176	38
* Integer Holdings Corp.	533	37
Universal Forest Products Inc.	1,137	37
* BMC Stock Holdings Inc.	1,824	37
* Cimpress NV	414	36
Belden Inc.	707	36

* Itron Inc.	627	36
Vishay Intertechnology Inc.	2,323	35
Deluxe Corp.	931	35
Cubic Corp.	606	34
* Harsco Corp.	1,330	33
* II-VI Inc.	1,048	33
Brady Corp. Class A	711	33
Albany International Corp. Class A	464	33
* Dycom Industries Inc.	619	32
Forward Air Corp.	578	32
* ExlService Holdings Inc.	537	32
* FARO Technologies Inc.	717	32
Comfort Systems USA Inc.	666	31
TTEC Holdings Inc.	769	31
Granite Construction Inc.	752	30
Covanta Holding Corp.	1,791	30
Franklin Electric Co. Inc.	686	30
AAON Inc.	658	30
Seaspan Corp. Class A	3,148	29
* Conduent Inc.	3,265	29
ESCO Technologies Inc.	415	29
EVERTEC Inc.	1,001	29
* Sanmina Corp.	1,064	28
* Builders FirstSource Inc.	2,002	28
* JELD-WEN Holding Inc.	1,492	28
Boise Cascade Co.	1,203	27
Federal Signal Corp.	1,086	26
* Summit Materials Inc. Class A	1,848	26
* Anixter International Inc.	481	26
Triton International Ltd.	864	26
* Masonite International Corp.	535	25
Badger Meter Inc.	479	25
* Saia Inc.	428	25
McGrath RentCorp	444	25
US Ecology Inc.	419	25
Mueller Industries Inc.	925	25
Mobile Mini Inc.	804	25
* Fabrinet	568	24
Mueller Water Products Inc. Class A	2,606	24
* Plexus Corp.	485	24
* Ambarella Inc.	628	24
Moog Inc. Class A	288	24
* Hub Group Inc. Class A	602	23
* Knowles Corp.	1,481	23
* TriMas Corp.	793	23
* Cardtronics plc Class A	749	23
Methode Electronics Inc.	913	22
* SPX Corp.	736	22
Werner Enterprises Inc.	783	22
Sun Hydraulics Corp.	522	22
Raven Industries Inc.	664	22
Greif Inc. Class A	589	21
Rush Enterprises Inc. Class A	571	20
CTS Corp.	750	20
Encore Wire Corp.	396	20
Advanced Drainage Systems Inc.	687	20
* TTM Technologies Inc.	2,112	18

	Navigant Consulting Inc.	749	16
*	Gibraltar Industries Inc.	418	15
*	Installed Building Products Inc.	282	14
	Apogee Enterprises Inc.	397	14
*	TrueBlue Inc.	655	14
	Aircastle Ltd.	714	14
*	Huron Consulting Group Inc.	277	14
*	Wesco Aircraft Holdings Inc.	1,334	13
*	CBIZ Inc.	660	13
	Primoris Services Corp.	711	13
	Tennant Co.	222	13
*	Sykes Enterprises Inc.	499	12
	Heartland Express Inc.	684	12
	Benchmark Electronics Inc.	550	12
	Ship Finance International Ltd.	974	12
	AAR Corp.	397	12
*	Patrick Industries Inc.	292	12
	Myers Industries Inc.	663	11
	Kelly Services Inc. Class A	466	11
	Lindsay Corp.	136	11
	Greenbrier Cos. Inc.	393	11
	GasLog Ltd.	728	10
	H&E Equipment Services Inc.	425	10
*	Tutor Perini Corp.	700	10
*	SEACOR Holdings Inc.	244	10
*	Manitowoc Co. Inc.	722	10
*	Evolent Health Inc. Class A	919	10
	Schneider National Inc. Class B	582	10
	AVX Corp.	643	9
	Quanex Building Products Corp.	594	9
*	MACOM Technology Solutions Holdings Inc.	626	9
	Astec Industries Inc.	299	9
	ADT Inc.	1,444	8
	Griffon Corp.	565	8
	GrafTech International Ltd.	806	8
*	Donnelley Financial Solutions Inc.	602	7
*	Aegion Corp. Class A	496	7
	Hyster-Yale Materials Handling Inc.	154	7
	Briggs & Stratton Corp.	713	7
*	Frontline Ltd.	513	4
	Matson Inc.	60	2
*	Atlas Air Worldwide Holdings Inc.	56	2
	Caesarstone Ltd.	128	2
			43,389
Oil & Gas (1.4%)
	Schlumberger Ltd.	25,322	878
	Kinder Morgan Inc.	35,403	706
	Phillips 66	7,525	608
	Williams Cos. Inc.	21,739	573
	Marathon Petroleum Corp.	12,262	564
	Valero Energy Corp.	7,760	546
	ONEOK Inc.	7,411	472
	Baker Hughes a GE Co. Class A	9,409	201
	Targa Resources Corp.	3,971	153
	OGE Energy Corp.	3,403	141
	National Oilwell Varco Inc.	6,657	139
	Helmerich & Payne Inc.	2,006	98

* First Solar Inc.	1,505	87
Equitrans Midstream Corp.	3,551	71
Delek US Holdings Inc.	1,415	43
* Apergy Corp.	1,291	40
* Chart Industries Inc.	516	40
* SolarEdge Technologies Inc.	683	37
Core Laboratories NV	742	35
SemGroup Corp. Class A	2,750	35
* NOW Inc.	2,356	31
Arcosa Inc.	877	30
* Cosan Ltd.	2,285	29
Golar LNG Ltd.	1,502	27
Ensco Rowan plc Class A	3,157	26
Nabors Industries Ltd.	10,731	25
HollyFrontier Corp.	648	25
* MRC Global Inc.	1,511	22
* ProPetro Holding Corp.	1,122	22
* Dril-Quip Inc.	499	21
* McDermott International Inc.	3,191	19
Patterson-UTI Energy Inc.	1,368	15
* Oil States International Inc.	854	14
* Transocean Ltd.	2,232	14
Archrock Inc.	1,551	14
CVR Energy Inc.	267	11
* Noble Corp. plc	5,811	11
* C&J Energy Services Inc.	920	11
* Newpark Resources Inc.	1,273	9
RPC Inc.	1,167	9
Green Plains Inc.	655	9
* KLX Energy Services Holdings Inc.	406	8
* Diamond Offshore Drilling Inc.	930	7
* Frank's International NV	1,235	7
* Exterran Corp.	202	3
* SunPower Corp. Class A	364	3
		5,889
Technology (24.8%)
Microsoft Corp.	139,343	17,234
Apple Inc.	87,365	15,295
* Facebook Inc. Class A	43,714	7,758
* Alphabet Inc. Class C	5,710	6,302
* Alphabet Inc. Class A	5,388	5,962
Cisco Systems Inc.	83,539	4,347
Intel Corp.	82,817	3,647
* Adobe Inc.	9,040	2,449
Oracle Corp.	44,605	2,257
International Business Machines Corp.	16,891	2,145
* salesforce.com Inc.	13,359	2,023
Broadcom Inc.	7,470	1,880
Texas Instruments Inc.	17,680	1,844
QUALCOMM Inc.	22,415	1,498
NVIDIA Corp.	10,703	1,450
Intuit Inc.	4,534	1,110
* ServiceNow Inc.	3,276	858
Applied Materials Inc.	17,610	681
* Micron Technology Inc.	20,613	672
Cognizant Technology Solutions Corp. Class A	10,704	663
Analog Devices Inc.	6,804	657

* Autodesk Inc.	4,050	652
* Red Hat Inc.	3,264	602
NXP Semiconductors NV	6,217	548
* Workday Inc. Class A	2,684	548
HP Inc.	28,830	539
Lam Research Corp.	2,826	493
Xilinx Inc.	4,742	485
* Twitter Inc.	13,211	481
* Advanced Micro Devices Inc.	17,214	472
Motorola Solutions Inc.	2,995	449
Corning Inc.	14,666	423
* Cerner Corp.	5,652	395
* VeriSign Inc.	1,871	365
Hewlett Packard Enterprise Co.	25,985	357
Microchip Technology Inc.	4,225	338
* Palo Alto Networks Inc.	1,650	330
* Cadence Design Systems Inc.	5,152	327
* Synopsys Inc.	2,694	314
KLA-Tencor Corp.	3,038	313
* Splunk Inc.	2,628	300
NetApp Inc.	4,630	274
Maxim Integrated Products Inc.	5,050	266
CDW Corp.	2,697	265
* Arista Networks Inc.	1,042	255
* Atlassian Corp. plc Class A	2,008	253
* Gartner Inc.	1,585	240
* Check Point Software Technologies Ltd.	2,154	238
VMware Inc. Class A	1,334	236
DXC Technology Co.	4,965	236
Citrix Systems Inc.	2,486	234
* GoDaddy Inc. Class A	3,054	227
Marvell Technology Group Ltd.	10,102	225
Symantec Corp.	11,864	222
* Twilio Inc. Class A	1,662	219
* Akamai Technologies Inc.	2,885	217
SS&C Technologies Holdings Inc.	3,872	215
Skyworks Solutions Inc.	3,196	213
Seagate Technology plc	5,022	210
Western Digital Corp.	5,277	196
Leidos Holdings Inc.	2,585	195
* Fortinet Inc.	2,575	187
* Paycom Software Inc.	861	183
* Okta Inc.	1,607	182
* PTC Inc.	2,147	180
* Yandex NV Class A	4,759	171
* EPAM Systems Inc.	957	165
* Zendesk Inc.	1,947	164
* Dell Technologies Inc.	2,727	162
Juniper Networks Inc.	6,306	155
* RingCentral Inc. Class A	1,282	154
* Tyler Technologies Inc.	697	149
Amdocs Ltd.	2,454	146
* F5 Networks Inc.	1,085	143
* ON Semiconductor Corp.	7,882	140
* Aspen Technology Inc.	1,228	140
* Qorvo Inc.	2,252	138
Teradyne Inc.	3,130	132

Cypress Semiconductor Corp.	6,673	119
* HubSpot Inc.	637	110
* Proofpoint Inc.	970	109
* Cree Inc.	1,952	108
CDK Global Inc.	2,201	107
* Coupa Software Inc.	956	104
* Medidata Solutions Inc.	1,092	100
Entegris Inc.	2,734	94
* Mellanox Technologies Ltd.	847	93
* Nuance Communications Inc.	5,311	91
* Ciena Corp.	2,582	90
* InterXion Holding NV	1,219	90
* ViaSat Inc.	1,029	90
* New Relic Inc.	860	86
* DocuSign Inc. Class A	1,469	82
* CyberArk Software Ltd.	600	79
* Zscaler Inc.	1,138	78
* Teradata Corp.	2,195	75
j2 Global Inc.	885	75
Science Applications International Corp.	967	74
* RealPage Inc.	1,235	72
* Wix.com Ltd.	523	72
* Nutanix Inc.	2,542	71
* Silicon Laboratories Inc.	756	71
* Manhattan Associates Inc.	1,069	70
SYNNEX Corp.	772	67
* ACI Worldwide Inc.	2,124	67
* Q2 Holdings Inc.	910	67
* NCR Corp.	2,167	66
MKS Instruments Inc.	910	65
* Tech Data Corp.	681	62
Blackbaud Inc.	796	61
* MongoDB Inc.	429	60
* Verint Systems Inc.	1,056	60
* Globant SA	614	57
* Qualys Inc.	634	56
* Envestnet Inc.	836	56
* Cornerstone OnDemand Inc.	1,029	55
* Viavi Solutions Inc.	4,537	55
Pegasystems Inc.	756	55
Cabot Microelectronics Corp.	559	54
* CommScope Holding Co. Inc.	3,332	54
* Lumentum Holdings Inc.	1,324	54
* Five9 Inc.	985	51
* Pure Storage Inc. Class A	3,133	50
* FireEye Inc.	3,357	49
* Ceridian HCM Holding Inc.	974	48
Brooks Automation Inc.	1,281	45
* Finisar Corp.	2,096	44
* Semtech Corp.	1,072	43
* Alteryx Inc. Class A	485	42
* Everbridge Inc.	521	41
* Cirrus Logic Inc.	1,092	41
InterDigital Inc.	635	40
Cogent Communications Holdings Inc.	681	40
* Box Inc.	2,154	40
* Rapid7 Inc.	708	37

* Lattice Semiconductor Corp.	2,889	37
* 2U Inc.	959	36
Ebix Inc.	735	34
* CommVault Systems Inc.	701	32
* Bottomline Technologies DE Inc.	729	32
* Luxoft Holding Inc. Class A	552	32
Power Integrations Inc.	487	32
* Blackline Inc.	615	32
* Premier Inc. Class A	851	31
* Electronics For Imaging Inc.	834	31
* Allscripts Healthcare Solutions Inc.	3,135	30
* Advanced Energy Industries Inc.	603	30
* Inphi Corp.	689	30
* Varonis Systems Inc.	469	29
Progress Software Corp.	710	29
* Alarm.com Holdings Inc.	497	29
* Cloudera Inc.	3,110	29
* NetScout Systems Inc.	1,147	28
* Insight Enterprises Inc.	541	28
Ubiquiti Networks Inc.	228	27
CSG Systems International Inc.	608	27
* Avaya Holdings Corp.	2,162	27
* Blucora Inc.	850	26
* MicroStrategy Inc. Class A	196	26
Shutterstock Inc.	677	26
* Yext Inc.	1,357	25
* Stratasys Ltd.	1,106	24
* Covetrus Inc.	975	24
* Mimecast Ltd.	523	24
Plantronics Inc.	577	24
* MaxLinear Inc.	1,114	24
Kulicke & Soffa Industries Inc.	1,208	23
* Diodes Inc.	725	22
* Acacia Communications Inc.	480	22
* Virtusa Corp.	515	22
Xperi Corp.	1,027	22
* SailPoint Technologies Holding Inc.	1,120	20
* Cray Inc.	522	18
* Rambus Inc.	1,546	18
* 3D Systems Corp.	2,160	17
* Synaptics Inc.	653	17
* Cision Ltd.	1,447	16
* Perficient Inc.	460	14
* NextGen Healthcare Inc.	702	14
Pitney Bowes Inc.	3,449	13
NIC Inc.	779	12
TiVo Corp.	1,538	11
ADTRAN Inc.	701	11
* Loral Space & Communications Inc.	292	10
* NETGEAR Inc.	386	10
* ScanSource Inc.	327	10
Monotype Imaging Holdings Inc.	583	9
* Amkor Technology Inc.	1,364	9
Forrester Research Inc.	186	8
* Infinera Corp.	2,079	6
* Endurance International Group Holdings Inc.	428	2
		101,933

Telecommunications (2.3%)
	Verizon Communications Inc.	76,021	4,132
	AT&T Inc.	133,706	4,089
*	T-Mobile US Inc.	5,760	423
	CenturyLink Inc.	17,475	182
*	Zayo Group Holdings Inc.	4,272	140
*	Sprint Corp.	11,200	77
	Telephone & Data Systems Inc.	1,723	50
*	8x8 Inc.	2,057	50
*	Vonage Holdings Corp.	4,009	47
*	Iridium Communications Inc.	1,810	39
	Shenandoah Telecommunications Co.	703	28
	ATN International Inc.	353	21
^,* GTT Communications Inc.		741	18
*	Intelsat SA	749	13
*	United States Cellular Corp.	220	9
	Consolidated Communications Holdings Inc.	1,132	4
			9,322
Utilities (1.3%)
	Sempra Energy	4,979	655
	Consolidated Edison Inc.	5,492	474
	Eversource Energy	5,704	421
	PPL Corp.	12,921	385
	American Water Works Co. Inc.	3,269	369
	Edison International	5,743	341
	CMS Energy Corp.	4,849	272
	CenterPoint Energy Inc.	9,151	260
	Atmos Energy Corp.	2,025	206
	Alliant Energy Corp.	4,033	191
	NiSource Inc.	6,632	185
	UGI Corp.	3,111	161
	Aqua America Inc.	3,917	155
	IDACORP Inc.	975	98
	ONE Gas Inc.	1,002	88
	WEC Energy Group Inc.	1,080	87
	Southwest Gas Holdings Inc.	990	84
	Portland General Electric Co.	1,536	81
	NorthWestern Corp.	1,048	74
	Spire Inc.	891	74
	Hawaiian Electric Industries Inc.	1,695	70
	New Jersey Resources Corp.	1,440	68
	Evergy Inc.	1,152	67
	South Jersey Industries Inc.	1,946	61
	Avangrid Inc.	1,039	52
	Avista Corp.	1,206	50
	El Paso Electric Co.	783	46
	SJW Group	721	44
	American States Water Co.	524	38
	California Water Service Group	744	37
	Ormat Technologies Inc.	618	37
	Northwest Natural Holding Co.	513	35
	MGE Energy Inc.	508	34
	Pattern Energy Group Inc. Class A	1,535	33
	Atlantica Yield plc	1,211	26
	TerraForm Power Inc. Class A	1,149	16

* Evoqua Water Technologies Corp.		996	12
			5,387
Total Common Stocks (Cost $410,161)			410,244

	Coupon
Temporary Cash Investment (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund (Cost
$1,208)	2.527%	12,082	1,208

Total Investments (100.1%) (Cost $411,369)			411,452
Other Assets and Liabilities-Net (-0.1%)3,4			(264)
Net Assets (100%)			411,188

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $781,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $814,000 of collateral received for securities on loan.
4 Cash of $32,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	5	688	(30)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

ESG U.S.Stock ETF

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule if Investments.

At May 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.